Fair Value Measurements and Hedging - Fair value on a nonrecurring basis (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss			$ 10,684
Impairment loss	$ 17,784	$ 0	29,221
Impairment loss			18,537
Fair Value Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	17,784		10,684
Vessels, net | Fair Value Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	16,178		10,684
Held for sale | Fair Value Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss	1,606
Significant Other Observable Inputs (Level 2) | Fair Value Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, Fair value	20,842		12,700
Significant Other Observable Inputs (Level 2) | Vessels, net | Fair Value Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, Fair value	14,893		$ 12,700
Significant Other Observable Inputs (Level 2) | Held for sale | Fair Value Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Property, plant and equipment, Fair value	$ 5,949